Commitments and Contingencies (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	CAD 2,181
Firm transportation agreements(1)	6,631
Unconditional purchase obligations(2)	13,898
Lease rentals and exploration work agreements	1,342
Obligations to fund equity investee(3)	774
Minimum future payments for commitments	CAD 24,826
Unconditional purchase obligations, term	15 years
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	CAD 164
Firm transportation agreements(1)	451
Unconditional purchase obligations(2)	1,965
Lease rentals and exploration work agreements	94
Obligations to fund equity investee(3)	51
Minimum future payments for commitments	2,725
Unconditional purchase obligations, incremental payment per year	385
After 1 year but no more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	477
Firm transportation agreements(1)	1,874
Unconditional purchase obligations(2)	5,258
Lease rentals and exploration work agreements	275
Obligations to fund equity investee(3)	272
Minimum future payments for commitments	8,156
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	1,540
Firm transportation agreements(1)	4,306
Unconditional purchase obligations(2)	6,675
Lease rentals and exploration work agreements	973
Obligations to fund equity investee(3)	451
Minimum future payments for commitments	13,945
Husky Midstream Limited Partnership
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	900
Firm transportation agreements(1)	CAD 2,000